UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-CSRS


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES


Investment Company Act file number 811-08797
                                   811-09049

Name of Fund:  Merrill Lynch Small Cap Growth Fund of
               Mercury Funds, Inc.
               Merrill Lynch Master Small Cap Growth Portfolio of
               Mercury Master Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, Merrill Lynch Small Cap Growth Fund of Mercury Funds, Inc. and Merrill Lynch Master Small Cap Growth Portfolio of Mercury Master Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 05/31/05

Date of reporting period: 06/01/04 - 11/30/04

Item 1 - Report to Stockholders


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Merrill Lynch Investment Managers


www.mlim.ml.com


Merrill Lynch Small Cap
Growth Fund


Semi-Annual Report
November 30, 2004


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) at www.mutualfunds.ml.com;
and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com; and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.


Merrill Lynch Small Cap Growth Fund
Of Mercury Funds, Inc.
Box 9011
Princeton, NJ
08543-9011


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Merrill Lynch Small Cap Growth Fund



Portfolio Information As of November 30, 2004


                                               Percent of
Ten Largest Holdings                           Net Assets

OMI Corporation (New Shares)                       1.9%
Avid Technology, Inc.                              1.9
UTI Worldwide, Inc.                                1.7
MSC Industrial Direct Co., Inc. (Class A)          1.6
The Corporate Executive Board Company              1.6
MicroStrategy Incorporated (Class A)               1.6
Station Casinos, Inc.                              1.5
Cytyc Corporation                                  1.5
Scientific Games Corporation                       1.4
Oshkosh Truck Corporation                          1.4


                                               Percent of
                                                 Total
Sector Representation*                        Investments

Information Technology                            26.1%
Industrials                                       18.3
Health Care                                       16.0
Energy                                             9.8
Consumer Discretionary                             9.6
Financials                                         6.6
Materials                                          5.3
Telecommunication Services                         2.7
Other**                                            5.6


                                               Percent of
Five Largest Industries*                       Net Assets

Health Care Equipment & Supplies                   8.5%
Commercial Services & Supplies                     5.9
Semiconductors & Semiconductor Equipment           5.9
Hotels, Restaurants & Leisure                      5.5
Oil & Gas                                          5.3

 * For Portfolio compliance purposes, "Sector" and "Industries" mean any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by portfolio management. This definition may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.

** Includes portfolio holdings in short-term investments.



MERRILL LYNCH SMALL CAP GROWTH FUND, NOVEMBER 30, 2004



A Letter From the President


Dear Shareholder

As we ended the current reporting period, several topics weighed heavily on investors' minds. Among them were questions about economic growth, corporate earnings, interest rates and inflation, politics, the price of oil and terrorism - all issues that are worth addressing here.

While the pace of economic expansion slowed somewhat between the first and second quarters of 2004, gross domestic product reaccelerated in the third quarter and is expected to approach 4% for the year. The generally favorable economic environment has benefited American corporations, which continued to post strong earnings. Although the extraordinary results seen in 2004 are likely to moderate in 2005, solid productivity, improved revenue growth and cost discipline all point to a vital corporate sector.

In terms of inflation and interest rates, the Federal Reserve Board has signaled its confidence in the economic recovery by increasing the Federal Funds target rate five times since June 2004, from 1% to 2.25% as of the December 14 Federal Open Market Committee meeting. Inflation, for its part, has remained fairly subdued.

While the re-election of President Bush was generally viewed as business-friendly, the rising price of oil continued to be a concern for consumers and corporations. Although the price of oil has exceeded $50 per barrel recently, the situation is far from the crisis proportions we saw in the 1980s. Lastly, but importantly, terrorism and geopolitical tensions are unwelcome realities we are forced to live with today. Historically, however, the financial effects of any single event tend to be short-lived.

Amid the ambiguities, the Standard & Poor's 500 Index returned +12.86% for the 12-month period and +5.68% for the six-month period ended November 30, 2004. As always, our investment professionals are closely monitoring the markets, the economy and the overall environment in an effort to make well-informed decisions for the portfolios they manage. For the individual investor, the key during uncertain times is to remain focused on the big picture. While tracking current events is important, investment success comes from maintaining a long-term perspective and adhering to the disciplines of asset allocation, diversification and rebalancing. We encourage you to work with your financial advisor to ensure these time-tested techniques are incorporated into your investment plan.

Finally, after 35 years in the asset management business, it is with great satisfaction and some nostalgia that I embark on my retirement, effective January 1, 2005. The industry has evolved significantly over the past three and a half decades, and I am privileged to have been a part of it. I wish you continued success as you pursue your investment goals and, as always, I thank you for allowing Merrill Lynch Investment Managers to be a part of your financial life.



Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Director



MERRILL LYNCH SMALL CAP GROWTH FUND, NOVEMBER 30, 2004



A Discussion With Your Fund's Portfolio Manager


The Fund significantly outperformed both its benchmark and the Lipper Small-Cap Growth Fund average for the period, benefiting considerably from successful stock selection.


How did the Fund perform during the period in light of the existing market conditions?

For the six-month period ended November 30, 2004, Merrill Lynch Small Cap Growth Fund's Class A, Class B, Class C, Class I and Class R Shares had total returns of +12.23%, +11.70%, +11.81%, +12.38% and
+12.07%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6 - 8 of this report to shareholders.) The Fund significantly outperformed the +7.88% return of the benchmark Russell 2000 Growth Index and the +6.04% average return of its comparable Lipper category of Small-Cap Growth Funds for the same period. (Funds in this Lipper category normally invest in small-capitalization companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in a major unmanaged stock index.)

Investors were confronted with some significant challenges during the six months ended November 30, 2004. Oil prices reached record highs of more than $55 per barrel amid a combination of strong demand and tight supplies. A particularly contentious presidential election polarized the electorate and caused uncertainty about government policy. The Federal Reserve Board (the Fed) increased short-term interest rates five times between June and December 2004, as the stimulus of extremely low rates was gradually withdrawn. The conflict in Iraq continued to generate widespread concern. These issues combined to erode investor confidence and prevent the stock market from making upward progress for most of the period.

In the meantime, the economy continued to grow at a healthy pace. Gross domestic product (GDP) grew at an annual rate of 3.3% in the second quarter of 2004 and picked up to a 3.9% rate in the third quarter. With Corporate America maintaining a tight rein on costs, solid economic growth translated into robust earnings growth of roughly 20%. Since earnings are the fuel that drives stock prices over time, the market was poised to rally when the election uncertainty was resolved and oil prices declined significantly late in the period.

In addition to outperforming its benchmark, Fund returns also outpaced the broader market as represented by the Standard & Poor's 500 Index, which had a total return of +5.68% for the same six-month period. In general, small company stocks outperformed large company stocks over the past six months, continuing a pattern that has persisted since 1999.


What factors contributed to the Fund's outperformance?

The Fund's significant outperformance of both its benchmark and its comparable Lipper group is entirely attributed to successful stock selection. Our research process seeks to identify leading companies run by proven managements and generating above-average earnings growth. Companies that possess these attributes tend to outperform those that lack them over time.

Stock selection was especially favorable in the technology, producer durables and transportation sectors. In technology, we profited from an emphasis on companies in the telecom equipment, Internet and information technology (IT) service industries. In producer durables, we correctly avoided semiconductor equipment while instead focusing our investments in industrial distributors, machinery, and aerospace and defense. The boom in global trade provided profitable opportunities in transportation in the form of freight logistics and marine shipping companies.



MERRILL LYNCH SMALL CAP GROWTH FUND, NOVEMBER 30, 2004



Best-performing stocks for the period included UTI Worldwide, Inc. (freight logistics), Red Robin Gourmet Burgers (restaurant chain), Ultra Petroleum Corp. (energy exploration and production), Westlake Chemical Corporation (chemicals), OMI Corporation (marine shipping) and Cognizant Technology Solutions Corporation (computer services). Stocks that detracted from performance included Impax Laboratories, Inc. (generic drugs), Martek Biosciences Corporation (nutritional products), Semtech Corporation (semiconductors), Education Management Corporation (adult education services) and Salix Pharmaceuticals, Ltd. (pharmaceuticals).


What changes were made to the Portfolio during the period?

The most important change during the period involved a further shift toward a more pro-cyclical portfolio profile. This shift was based on our belief that cyclical companies should benefit disproportionately from the continuation of economic expansion. In general, companies in economically sensitive industries have undergone sweeping restructuring and dramatic cost reduction during the past several years and, consequently, possess enormous operating leverage to improve business conditions. As a result, these companies are generating superior earnings growth and are expected to continue to do so well into 2005.

Compared to six months ago, the Portfolio is currently more heavily weighted in technology, producer durables, transportation and basic materials companies. Conversely, the Portfolio has reduced its exposure to consumer staples, consumer discretionary and healthcare companies.


How would you characterize the Portfolio's position at the close of the period?

As we consider our portfolio strategies for 2005, a summary of the investment environment is useful. We expect the U.S. economy to continue growing, although at a slower rate of perhaps 3%. Profits are likely to advance, but also at a less rapid rate than in 2004. Interest rates should gradually trend higher as the economic cycle progresses and the Fed continues to ratchet up short-term interest rates. Energy prices are expected to moderate but remain above the levels of recent years. Given this scenario, we believe that the stock market can achieve further gains, although outsized returns should not be expected. We expect small growth companies to perform well in this environment, as their profit growth should stand out in a period of slower overall growth.

The Portfolio had a pro-cyclical bias at the end of the period, with overweight positions in the technology, producer durables, energy and transportation sectors. Consumer, healthcare and financial services were underrepresented relative to our benchmark, as we expect these groups to trail the market in the coming months.


Ronald J. Zibelli, Jr.
Vice President and Portfolio Manager


December 15, 2004



MERRILL LYNCH SMALL CAP GROWTH FUND, NOVEMBER 30, 2004



Performance Data


About Fund Performance


Investors are able to purchase shares of the Fund through multiple pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and an account maintenance fee of 0.25% per year (but no distribution fee).

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after the sixth year. In addition, Class B Shares are subject to a distribution fee of 0.75% per year and an account maintenance fee of 0.25% per year. These shares automatically convert to Class A Shares after approximately eight years.

* Class C Shares are subject to a distribution fee of 0.75% per year and an account maintenance fee of 0.25% per year. In addition, Class C Shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

* Class I Shares incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I Shares are available only to eligible investors.

* Class R Shares do not incur a maximum sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and an account maintenance fee of 0.25% per year. Class R Shares are available only to certain retirement plans.

None of the past results shown should be considered a representation of future performance. Current performance may be lower or higher than the performance data quoted. Refer to www.mlim.ml.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund is subject to a 2% redemption fee for sales or exchanges of shares within 30 days of purchase. Performance data does not reflect this potential fee. Figures shown in each of the following tables assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



MERRILL LYNCH SMALL CAP GROWTH FUND, NOVEMBER 30, 2004



Performance Data (continued)

Recent Performance Results


                                                        6-Month           12-Month       Since Inception
As of November 30, 2004                               Total Return      Total Return       Total Return
ML Small Cap Growth Fund--Class A Shares*                +12.23%           +11.23%            +37.70%
ML Small Cap Growth Fund--Class B Shares*                +11.70            +10.27             +32.29
ML Small Cap Growth Fund--Class C Shares*                +11.81            +10.28             +32.25
ML Small Cap Growth Fund--Class I Shares*                +12.38            +11.48             +39.43
ML Small Cap Growth Fund--Class R Shares*                +12.07            +10.85             +62.60
Russell 2000 R Growth Index**                            + 7.88            +10.83          +4.68/+70.41

 * Investment results shown do not reflect sales charges; results shown would be lower if sales charges were included. Total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund's since inception dates are from 10/29/99 for Class A, Class B, Class C & Class I Shares and from 2/04/03 for Class R Shares.

** This unmanaged Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Since inception total returns are from 10/29/99 and 2/04/03, respectively.

   Russell 2000 is a registered trademark of the Frank Russell Company.



MERRILL LYNCH SMALL CAP GROWTH FUND, NOVEMBER 30, 2004



Performance Data (concluded)


Average Annual Total Return


                                    Return Without     Return With
                                     Sales Charge     Sales Charge**

Class A Shares*

One Year Ended 11/30/04                 +11.23%           +5.39%
Five Years Ended 11/30/04               + 4.37            +3.25
Inception (10/29/99)
through 11/30/04                        + 6.49            +5.37


 * Maximum sales charge is 5.25%.

** Assuming maximum sales charge.



                                        Return            Return
                                     Without CDSC      With CDSC**
Class B Shares*

One Year Ended 11/30/04                 +10.27%           +6.27%
Five Years Ended 11/30/04               + 3.55            +3.20
Inception (10/29/99)
through 11/30/04                        + 5.65            +5.50

 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.

** Assuming payment of applicable contingent deferred sales charge.


                                        Return            Return
                                     Without CDSC      With CDSC**
Class C Shares*

One Year Ended 11/30/04                 +10.28%           +9.28%
Five Years Ended 11/30/04               + 3.55            +3.55
Inception (10/29/99)
through 11/30/04                        + 5.65            +5.65

 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.

** Assuming payment of applicable contingent deferred sales charge.


                                    Return Without     Return With
                                     Sales Charge     Sales Charge**
Class I Shares*

One Year Ended 11/30/04                 +11.48%           +5.63%
Five Years Ended 11/30/04               + 4.63            +3.51
Inception (10/29/99)
through 11/30/04                        + 6.75            +5.63

 * Maximum sales charge is 5.25%.

** Assuming maximum sales charge.


Class R Shares                                           Return

One Year Ended 11/30/04                                  +10.85%
Inception (2/04/03) through 11/30/04                     +30.63



MERRILL LYNCH SMALL CAP GROWTH FUND, NOVEMBER 30, 2004



Disclosure of Expenses


Shareholders of this Fund may incur the following charges:
(a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12(b)-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on June 1, 2004, and held through November 30, 2004) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                              Expenses Paid
                                                                               Ending       During the Period*
                                                          Beginning        Account Value     June 1, 2004 to
                                                        Account Value       November 30,       November 30,
                                                         June 1, 2004           2004               2004
Actual

Class A                                                     $1,000           $1,122.30            $ 8.11
Class B                                                     $1,000           $1,117.00            $12.35
Class C                                                     $1,000           $1,118.10            $12.41
Class I                                                     $1,000           $1,123.80            $ 6.76
Class R                                                     $1,000           $1,120.70            $ 9.46

Hypothetical (5% annual return before expenses)**

Class A                                                     $1,000           $1,017.84            $ 7.71
Class B                                                     $1,000           $1,013.81            $11.75
Class C                                                     $1,000           $1,013.76            $11.80
Class I                                                     $1,000           $1,019.11            $ 6.43
Class R                                                     $1,000           $1,016.56            $ 8.99

 * For each class of the Fund, expenses are equal to the annualized expense ratio for the class
   (1.50% for Class A, 2.29% for Class B, 2.30% for Class C, 1.25% for Class I and 1.75% for Class R),
   multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master fund in which it invests.

** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half-year divided by 365.


MERRILL LYNCH SMALL CAP GROWTH FUND, NOVEMBER 30, 2004


Statement of Assets and Liabilities                                                     Merrill Lynch Small Cap Growth Fund

As of November 30, 2004
Assets

           Investment in Merrill Lynch Master Small Cap Growth Portfolio, at value
           (identified cost--$254,407,932)                                                                  $   339,566,218
           Prepaid expenses and other assets                                                                         83,192
                                                                                                            ---------------
           Total assets                                                                                         339,649,410
                                                                                                            ---------------

Liabilities

           Payables:
               Other affiliates                                                           $       146,548
               Distributor                                                                        120,999
               Administrator                                                                        7,453           275,000
                                                                                          ---------------   ---------------
           Total liabilities                                                                                        275,000
                                                                                                            ---------------

Net Assets

           Net assets                                                                                       $   339,374,410
                                                                                                            ===============

Net Assets Consist of

           Class A Shares of Common Stock, $.0001 par value, 100,000,000 shares authorized                  $           932
           Class B Shares of Common Stock, $.0001 par value, 100,000,000 shares authorized                              586
           Class C Shares of Common Stock, $.0001 par value, 100,000,000 shares authorized                              345
           Class I Shares of Common Stock, $.0001 par value, 100,000,000 shares authorized                              874
           Class R Shares of Common Stock, $.0001 par value, 100,000,000 shares authorized                                8
           Paid-in capital in excess of par                                                                     319,076,328
           Accumulated investment loss--net                                               $   (2,182,417)
           Accumulated realized capital losses allocated from the Portfolio--net             (62,680,532)
           Unrealized appreciation allocated from the Portfolio--net                           85,158,286
                                                                                          ---------------
           Total accumulated earnings--net                                                                       20,295,337
                                                                                                            ---------------
           Net Assets                                                                                       $   339,374,410
                                                                                                            ===============

Net Asset Value

           Class A--Based on net assets of $116,251,439 and 9,317,566 shares outstanding                    $         12.48
                                                                                                            ===============
           Class B--Based on net assets of $70,488,756 and 5,858,609 shares outstanding                     $         12.03
                                                                                                            ===============
           Class C--Based on net assets of $41,421,934 and 3,446,483 shares outstanding                     $         12.02
                                                                                                            ===============
           Class I--Based on net assets of $110,247,718 and 8,736,297 shares outstanding                    $         12.62
                                                                                                            ===============
           Class R--Based on net assets of $964,563 and 78,705 shares outstanding                           $         12.26
                                                                                                            ===============

           See Notes to Financial Statements.


MERRILL LYNCH SMALL CAP GROWTH FUND, NOVEMBER 30, 2004


Statement of Operations                                                                 Merrill Lynch Small Cap Growth Fund

For the Six Months Ended November 30, 2004
Investment Loss Allocated from the Portfolio--Net

           Net investment loss allocated from the Portfolio:
               Dividends                                                                                    $       345,960
               Interest from affiliates                                                                              78,952
               Securities lending                                                                                     7,571
               Expenses                                                                                         (1,219,011)
                                                                                                            ---------------
           Net investment loss allocated from the Portfolio                                                       (786,528)
                                                                                                            ---------------

Expenses

           Account maintenance and distribution fees--Class B                             $       338,713
           Administration fees                                                                    309,191
           Account maintenance and distribution fees--Class C                                     190,472
           Account maintenance fees--Class A                                                      127,867
           Transfer agent fees--Class A                                                            96,662
           Transfer agent fees--Class I                                                            95,095
           Transfer agent fees--Class B                                                            75,269
           Transfer agent fees--Class C                                                            44,415
           Printing and shareholder reports                                                        40,898
           Registration fees                                                                       32,732
           Professional fees                                                                       21,129
           Account maintenance and distribution fees--Class R                                       1,235
           Transfer agent fees--Class R                                                               460
           Other                                                                                   21,751
                                                                                          ---------------
           Total expenses                                                                                         1,395,889
                                                                                                            ---------------
           Investment loss--net                                                                                 (2,182,417)
                                                                                                            ---------------

Realized & Unrealized Gain Allocated from the Portfolio--Net

           Realized gain allocated from the Portfolio--net                                                        2,210,730
           Change in unrealized appreciation allocated from the Portfolio--net                                   37,025,809
                                                                                                            ---------------
           Total realized and unrealized gain allocated from the Portfolio--net                                  39,236,539
                                                                                                            ---------------
           Net Increase in Net Assets Resulting from Operations                                             $    37,054,122
                                                                                                            ===============

           See Notes to Financial Statements.


MERRILL LYNCH SMALL CAP GROWTH FUND, NOVEMBER 30, 2004


Statements of Changes in Net Assets                                                     Merrill Lynch Small Cap Growth Fund

                                                                                            For the Six          For the
                                                                                            Months Ended        Year Ended
                                                                                            November 30,         May 31,
Increase (Decrease) in Net Assets:                                                              2004               2004
Operations

           Investment loss--net                                                           $   (2,182,417)   $   (3,959,998)
           Realized gain allocated from the Portfolio--net                                      2,210,730        54,926,773
           Change in unrealized appreciation allocated from the Portfolio--net                 37,025,809       (4,207,120)
                                                                                          ---------------   ---------------
           Net increase in net assets resulting from operations                                37,054,122        46,759,655
                                                                                          ---------------   ---------------

Capital Share Transactions

           Net increase in net assets derived from capital share transactions                   2,450,910        29,616,418
                                                                                          ---------------   ---------------

Redemption Fee

           Redemption fee                                                                             712                --
                                                                                          ---------------   ---------------

Net Assets

           Total increase in net assets                                                        39,505,744        76,376,073
           Beginning of period                                                                299,868,666       223,492,593
                                                                                          ---------------   ---------------
           End of period*                                                                 $   339,374,410   $   299,868,666
                                                                                          ===============   ===============
               * Accumulated investment loss--net                                         $   (2,182,417)                --
                                                                                          ===============   ===============

                 See Notes to Financial Statements.


MERRILL LYNCH SMALL CAP GROWTH FUND, NOVEMBER 30, 2004


Financial Highlights                                                                    Merrill Lynch Small Cap Growth Fund
                                                                                        Class A
The following per share data and ratios have been derived    For the Six
from information provided in the financial statements.       Months Ended
                                                             November 30,            For the Year Ended May 31,
Increase (Decrease) in Net Asset Value:                          2004        2004         2003         2002          2001
Per Share Operating Performance

           Net asset value, beginning of period              $    11.12   $     9.14   $     9.58   $    10.60   $    13.12
                                                             ----------   ----------   ----------   ----------   ----------
           Investment loss--net+++++                              (.07)        (.13)        (.10)        (.13)        (.12)
           Realized and unrealized gain (loss)
           allocated from the Portfolio--net                       1.43         2.11        (.34)        (.89)       (1.04)
                                                             ----------   ----------   ----------   ----------   ----------
           Total from investment operations                        1.36         1.98        (.44)       (1.02)       (1.16)
                                                             ----------   ----------   ----------   ----------   ----------
           Less distributions in excess of realized
           gain allocated from the Portfolio--net                    --           --           --           --       (1.36)
                                                             ----------   ----------   ----------   ----------   ----------
           Net asset value, end of period                    $    12.48   $    11.12   $     9.14   $     9.58   $    10.60
                                                             ==========   ==========   ==========   ==========   ==========

Total Investment Return**

           Based on net asset value per share                 12.23%+++       21.66%      (4.59%)      (9.62%)     (10.86%)
                                                             ==========   ==========   ==========   ==========   ==========

Ratios to Average Net Assets

           Expenses++                                            1.50%*        1.49%        1.57%        1.54%        1.45%
                                                             ==========   ==========   ==========   ==========   ==========
           Investment loss--net                                (1.22%)*      (1.24%)      (1.28%)      (1.22%)       (.99%)
                                                             ==========   ==========   ==========   ==========   ==========

Supplemental Data

           Net assets, end of period (in thousands)          $  116,251   $   97,389   $   70,577   $   59,574   $   23,095
                                                             ==========   ==========   ==========   ==========   ==========
           Portfolio turnover of Merrill Lynch Master
           Small Cap Growth Portfolio                            64.56%      148.58%       76.45%      102.99%      136.05%
                                                             ==========   ==========   ==========   ==========   ==========

             * Annualized.

            ** Total investment returns exclude the effect of sales charges.

            ++ Includes the Fund's share of the Portfolio's allocated expenses.

           +++ Aggregate total investment return.

         +++++ Based on average shares outstanding.

               See Notes to Financial Statements.


MERRILL LYNCH SMALL CAP GROWTH FUND, NOVEMBER 30, 2004


Financial Highlights (continued)                                                        Merrill Lynch Small Cap Growth Fund
                                                                                        Class B
The following per share data and ratios have been derived    For the Six
from information provided in the financial statements.       Months Ended
                                                             November 30,            For the Year Ended May 31,
Increase (Decrease) in Net Asset Value:                          2004        2004         2003         2002          2001
Per Share Operating Performance

           Net asset value, beginning of period              $    10.77   $     8.92   $     9.42   $    10.51   $    13.06
                                                             ----------   ----------   ----------   ----------   ----------
           Investment loss--net+++++                              (.11)        (.21)        (.16)        (.20)        (.22)
           Realized and unrealized gain (loss)
           allocated from the Portfolio--net                       1.37         2.06        (.34)        (.89)       (1.02)
                                                             ----------   ----------   ----------   ----------   ----------
           Total from investment operations                        1.26         1.85        (.50)       (1.09)       (1.24)
                                                             ----------   ----------   ----------   ----------   ----------
           Less distributions in excess of realized
           gain allocated from the Portfolio--net                    --           --           --           --       (1.31)
                                                             ----------   ----------   ----------   ----------   ----------
           Net asset value, end of period                    $    12.03   $    10.77   $     8.92   $     9.42   $    10.51
                                                             ==========   ==========   ==========   ==========   ==========

Total Investment Return**

           Based on net asset value per share                 11.70%+++       20.74%      (5.31%)     (10.37%)     (11.50%)
                                                             ==========   ==========   ==========   ==========   ==========

Ratios to Average Net Assets

           Expenses++                                            2.29%*        2.26%        2.35%        2.30%        2.22%
                                                             ==========   ==========   ==========   ==========   ==========
           Investment loss--net                                (2.01%)*      (2.01%)      (2.06%)      (1.98%)      (1.76%)
                                                             ==========   ==========   ==========   ==========   ==========

Supplemental Data

           Net assets, end of period (in thousands)          $   70,489   $   68,754   $   60,835   $   85,096   $  115,296
                                                             ==========   ==========   ==========   ==========   ==========
           Portfolio turnover of Merrill Lynch Master
           Small Cap Growth Portfolio                            64.56%      148.58%       76.45%      102.99%      136.05%
                                                             ==========   ==========   ==========   ==========   ==========

             * Annualized.

            ** Total investment returns exclude the effect of sales charges.

            ++ Includes the Fund's share of the Portfolio's allocated expenses.

           +++ Aggregate total investment return.

         +++++ Based on average shares outstanding.

               See Notes to Financial Statements.


MERRILL LYNCH SMALL CAP GROWTH FUND, NOVEMBER 30, 2004


Financial Highlights (continued)                                                        Merrill Lynch Small Cap Growth Fund
                                                                                        Class C
The following per share data and ratios have been derived    For the Six
from information provided in the financial statements.       Months Ended
                                                             November 30,            For the Year Ended May 31,
Increase (Decrease) in Net Asset Value:                          2004        2004         2003         2002          2001
Per Share Operating Performance

           Net asset value, beginning of period              $    10.75   $     8.91   $     9.41   $    10.50   $    13.06
                                                             ----------   ----------   ----------   ----------   ----------
           Investment loss--net+++++                              (.11)        (.21)        (.16)        (.20)        (.22)
           Realized and unrealized gain (loss)
           allocated from the Portfolio--net                       1.38         2.05        (.34)        (.89)       (1.03)
                                                             ----------   ----------   ----------   ----------   ----------
           Total from investment operations                        1.27         1.84        (.50)       (1.09)       (1.25)
                                                             ----------   ----------   ----------   ----------   ----------
           Less distributions in excess of realized
           gain allocated from the Portfolio--net                    --           --           --           --       (1.31)
                                                             ----------   ----------   ----------   ----------   ----------
           Net asset value, end of period                    $    12.02   $    10.75   $     8.91   $     9.41   $    10.50
                                                             ==========   ==========   ==========   ==========   ==========

Total Investment Return**

           Based on net asset value per share                 11.81%+++       20.65%      (5.31%)     (10.38%)     (11.54%)
                                                             ==========   ==========   ==========   ==========   ==========

Ratios to Average Net Assets

           Expenses++                                            2.30%*        2.27%        2.37%        2.31%        2.23%
                                                             ==========   ==========   ==========   ==========   ==========
           Investment loss--net                                (2.02%)*      (2.02%)      (2.07%)      (1.99%)      (1.77%)
                                                             ==========   ==========   ==========   ==========   ==========

Supplemental Data

           Net assets, end of period (in thousands)          $   41,422   $   36,478   $   34,195   $   46,707   $   64,601
                                                             ==========   ==========   ==========   ==========   ==========
           Portfolio turnover of Merrill Lynch Master
           Small Cap Growth Portfolio                            64.56%      148.58%       76.45%      102.99%      136.05%
                                                             ==========   ==========   ==========   ==========   ==========

             * Annualized.

            ** Total investment returns exclude the effect of sales charges.

            ++ Includes the Fund's share of the Portfolio's allocated expenses.

           +++ Aggregate total investment return.

         +++++ Based on average shares outstanding.

               See Notes to Financial Statements.


MERRILL LYNCH SMALL CAP GROWTH FUND, NOVEMBER 30, 2004


Financial Highlights (continued)                                                        Merrill Lynch Small Cap Growth Fund
                                                                                        Class I
The following per share data and ratios have been derived    For the Six
from information provided in the financial statements.       Months Ended
                                                             November 30,            For the Year Ended May 31,
Increase (Decrease) in Net Asset Value:                          2004        2004         2003         2002          2001
Per Share Operating Performance

           Net asset value, beginning of period              $    11.23   $     9.21   $     9.63   $    10.63   $    13.14
                                                             ----------   ----------   ----------   ----------   ----------
           Investment loss--net+++++                              (.06)        (.11)        (.08)        (.10)        (.09)
           Realized and unrealized gain (loss)
           allocated from the Portfolio--net                       1.45         2.13        (.34)        (.90)       (1.04)
                                                             ----------   ----------   ----------   ----------   ----------
           Total from investment operations                        1.39         2.02        (.42)       (1.00)       (1.13)
                                                             ----------   ----------   ----------   ----------   ----------
           Less distributions in excess of realized
           gain allocated from the Portfolio--net                    --           --           --           --       (1.38)
                                                             ----------   ----------   ----------   ----------   ----------
           Net asset value, end of period                    $    12.62   $    11.23   $     9.21   $     9.63   $    10.63
                                                             ==========   ==========   ==========   ==========   ==========

Total Investment Return**

           Based on net asset value per share                 12.38%+++       21.93%      (4.36%)      (9.41%)     (10.62%)
                                                             ==========   ==========   ==========   ==========   ==========

Ratios to Average Net Assets

           Expenses++                                            1.25%*        1.23%        1.32%        1.29%         1.20
                                                             ==========   ==========   ==========   ==========   ==========
           Investment loss--net                                 (.97%)*       (.99%)      (1.03%)       (.97%)       (.74%)
                                                             ==========   ==========   ==========   ==========   ==========

Supplemental Data

           Net assets, end of period (in thousands)          $  110,248   $   96,893   $   57,886   $   49,497   $   28,301
                                                             ==========   ==========   ==========   ==========   ==========
           Portfolio turnover of Merrill Lynch Master
           Small Cap Growth Portfolio                            64.56%      148.58%       76.45%      102.99%      136.05%
                                                             ==========   ==========   ==========   ==========   ==========

             * Annualized.

            ** Total investment returns exclude the effect of sales charges.

            ++ Includes the Fund's share of the Portfolio's allocated expenses.

           +++ Aggregate total investment return.

         +++++ Based on average shares outstanding.

               See Notes to Financial Statements.


MERRILL LYNCH SMALL CAP GROWTH FUND, NOVEMBER 30, 2004


Financial Highlights (concluded)                                                      Merrill Lynch Small Cap Growth Fund
                                                                                                Class R

The following per share data and ratios have been derived                    For the Six        For the       For the Period
from information provided in the financial statements.                       Months Ended      Year Ended     Feb. 4, 2003++
                                                                             November 30,       May 31,         to May 31,
Increase (Decrease) in Net Asset Value:                                          2004             2004             2003
Per Share Operating Performance

           Net asset value, beginning of period                               $      10.94    $       8.96     $       7.54
                                                                              ------------    ------------     ------------
           Investment loss--net+++++                                                 (.08)           (.16)            (.01)
           Realized and unrealized gain allocated from the Portfolio--net             1.40            2.14             1.43
                                                                              ------------    ------------     ------------
           Total from investment operations                                           1.32            1.98             1.42
                                                                              ------------    ------------     ------------
           Net asset value, end of period                                     $      12.26    $      10.94     $       8.96
                                                                              ============    ============     ============

Total Investment Return**

           Based on net asset value per share                                    12.07%+++          22.10%        18.83%+++
                                                                              ============    ============     ============

Ratios to Average Net Assets

           Expenses++++                                                             1.75%*           1.74%           1.81%*
                                                                              ============    ============     ============
           Investment loss--net                                                   (1.46%)*         (1.50%)         (1.54%)*
                                                                              ============    ============     ============

Supplemental Data

           Net assets, end of period (in thousands)                           $        965    $        354         --++++++
                                                                              ============    ============     ============
           Portfolio turnover of Merrill Lynch Master
           Small Cap Growth Portfolio                                               64.56%         148.58%           76.45%
                                                                              ============    ============     ============

             * Annualized.

            ** Total investment returns exclude the effect of sales charges.

            ++ Commencement of operations.

          ++++ Includes the Fund's share of the Portfolio's allocated expenses.

        ++++++ Amount is less than $1,000.

           +++ Aggregate total investment return.

         +++++ Based on average shares outstanding.

               See Notes to Financial Statements.


MERRILL LYNCH SMALL CAP GROWTH FUND, NOVEMBER 30, 2004



Notes to Financial Statements
Merrill Lynch Small Cap Growth Fund


1. Significant Accounting Policies:
Merrill Lynch Small Cap Growth Fund (the "Fund") is a portfolio of Mercury Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Merrill Lynch Master Small Cap Growth Portfolio (the "Portfolio") of Mercury Master Trust (the "Trust"), which has the same investment objective and strategies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The percentage of the Portfolio owned by the Fund at November 30, 2004 was approximately 100%. The Fund offers multiple classes of shares. Class A and Class I Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B, Class C and Class R Shares bear certain expenses related to the account maintenance of such shares, and Class B, Class C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B shareholders may vote on certain changes to the Class A distribution plan). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investment in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in Note 1a of the Portfolio's Notes to Financial Statements, which is included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions--Investment transactions in the Portfolio are accounted for on a trade date basis.


2. Transactions with Affiliates:
The Corporation has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .20% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.



MERRILL LYNCH SMALL CAP GROWTH FUND, NOVEMBER 30, 2004



Notes to Financial Statements (continued)
Merrill Lynch Small Cap Growth Fund


The Corporation has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                         Account
                                     Maintenance       Distribution
                                             Fee                Fee

Class A                                     .25%                 --
Class B                                     .25%               .75%
Class C                                     .25%               .75%
Class R                                     .25%               .25%


Pursuant to a sub-agreement with the Distributor, selected dealers also provide account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and selected dealers for providing account maintenance services to Class A, Class B, Class C and Class R shareholders. The ongoing distribution fee compensates the Distributor and selected dealers for providing shareholder and distribution-related services to Class B, Class C and Class R shareholders.

For the six months ended November 30, 2004, FAMD earned underwriting discounts and Merrill Lynch, Pierce, Fenner & Smith Incorporated
("MLPF&S"), a subsidiary of ML & Co., earned dealer concessions on sales of the Fund's Class A and Class I Shares as follows:


                                            FAMD             MLPF&S

Class A                                  $ 2,515           $ 30,776
Class I                                  $     4           $     39


For the six months ended November 30, 2004, MLPF&S received contingent deferred sales charges of $97,588 and $1,495 relating to transactions in Class B and Class C Shares, respectively. Furthermore, MLPF&S received contingent deferred sales charges of $35 relating to transactions subject to front-end sales charge waivers in Class A Shares.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Corporation are officers and/or directors or trustees of the Trust, FAM, PSI, FAMD, FDS, and/or ML & Co.


3. Capital Share Transactions:
Net increase in net assets derived from capital share transactions was $2,450,910 and $29,616,418 for the six months ended November 30, 2004 and the year ended May 31, 2004, respectively.

Transactions in capital shares for each class were as follows:


Class A Shares for the
Six Months Ended                                             Dollar
November 30, 2004                         Shares             Amount

Shares sold                            1,780,143    $    19,861,241
Automatic conversion of shares            55,809            618,613
                                  --------------    ---------------
Total issued                           1,835,952         20,479,854
Shares redeemed                      (1,277,248)       (14,505,207)
                                  --------------    ---------------
Net increase                             558,704    $     5,974,647
                                  ==============    ===============


Class A Shares for the Year                                  Dollar
Ended May 31, 2004                        Shares             Amount

Shares sold                            2,602,709    $    28,295,258
Automatic conversion of shares            59,605            675,051
                                  --------------    ---------------
Total issued                           2,662,314         28,970,309
Shares redeemed                      (1,624,038)       (16,720,341)
                                  --------------    ---------------
Net increase                           1,038,276    $    12,249,968
                                  ==============    ===============


Class B Shares for the
Six Months Ended                                             Dollar
November 30, 2004                         Shares             Amount

Shares sold                              589,986    $     6,325,497
Shares redeemed                      (1,060,315)       (11,501,562)
Automatic conversion of shares          (57,757)          (618,613)
                                  --------------    ---------------
Net decrease                           (528,086)    $   (5,794,678)
                                  ==============    ===============


Class B Shares for the Year                                  Dollar
Ended May 31, 2004                        Shares             Amount

Shares sold                            1,597,073    $    16,998,476
Shares redeemed                      (1,969,356)       (20,966,938)
Automatic conversion of shares          (61,458)          (675,051)
                                  --------------    ---------------
Net decrease                           (433,741)    $   (4,643,513)
                                  ==============    ===============


Class C Shares for the
Six Months Ended                                             Dollar
November 30, 2004                         Shares             Amount

Shares sold                              792,494    $     8,520,233
Shares redeemed                        (737,968)        (7,962,245)
                                  --------------    ---------------
Net increase                              54,526    $       557,988
                                  ==============    ===============



MERRILL LYNCH SMALL CAP GROWTH FUND, NOVEMBER 30, 2004



Notes to Financial Statements (concluded)
Merrill Lynch Small Cap Growth Fund


Class C Shares for the Year                                  Dollar
Ended May 31, 2004                        Shares             Amount

Shares sold                              569,258    $     6,041,663
Shares redeemed                      (1,014,568)       (10,712,889)
                                  --------------    ---------------
Net decrease                           (445,310)    $   (4,671,226)
                                  ==============    ===============


Class I Shares for the
Six Months Ended                                             Dollar
November 30, 2004                         Shares             Amount

Shares sold                            1,387,128    $    15,797,351
Shares redeemed                      (1,277,321)       (14,607,527)
                                  --------------    ---------------
Net increase                             109,807    $     1,189,824
                                  ==============    ===============


Class I Shares for the Year                                  Dollar
Ended May 31, 2004                        Shares             Amount

Shares sold                            4,429,421    $    48,868,587
Shares redeemed                      (2,086,745)       (22,549,053)
                                  --------------    ---------------
Net increase                          2,342,676     $    26,319,534
                                  ==============    ===============


Class R Shares for the
Six Months Ended                                             Dollar
November 30, 2004                         Shares             Amount

Shares sold                               52,341    $       589,924
Shares redeemed                          (6,047)           (66,795)
                                  --------------    ---------------
Net increase                              46,294    $       523,129
                                  ==============    ===============


Class R Shares for the Year                                  Dollar
Ended May 31, 2004                        Shares             Amount

Shares sold                               33,559    $       374,629
Shares redeemed                          (1,161)           (12,974)
                                  --------------    ---------------
Net increase                              32,398    $       361,655
                                  ==============    ===============


The Fund charges a 2% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. The redemption fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term trading into and out of the Fund. For the six months ended November 30, 2004, the Fund charged redemption fees of $712.


4. Capital Loss Carryforward:
On May 31, 2004, the Fund had a net capital loss carryforward of $64,367,523, of which $17,971,035 expires in 2010 and $46,396,488 expires in 2011. This amount will be available to offset like amounts of any future taxable gains.



MERRILL LYNCH SMALL CAP GROWTH FUND, NOVEMBER 30, 2004


Schedule of Investments                                                     Merrill Lynch Master Small Cap Growth Portfolio

Industry+++                   Shares Held    Common Stocks                                                        Value
Aerospace & Defense--2.4%          96,800    Applied Signal Technology, Inc.                                $     3,674,528
                                   79,500    Engineered Support Systems, Inc.                                     4,372,500
                                                                                                            ---------------
                                                                                                                  8,047,028

Air Freight & Logistics--2.9%     123,800  ++EGL, Inc.                                                            4,177,012
                                   81,700    UTI Worldwide, Inc.                                                  5,631,581
                                                                                                            ---------------
                                                                                                                  9,808,593

Biotechnology--2.5%               133,100  ++Alkermes, Inc.                                                       1,835,449
                                   50,800  ++Martek Biosciences Corporation                                       1,974,596
                                   68,000  ++Pharmion Corp.                                                       2,879,120
                                   36,900  ++United Therapeutics Corporation                                      1,623,969
                                                                                                            ---------------
                                                                                                                  8,313,134

Capital Markets--1.2%             218,100    Cohen & Steers, Inc.                                                 3,901,809
                                   13,700  ++MarketAxess Holdings, Inc.                                             268,520
                                                                                                            ---------------
                                                                                                                  4,170,329

Chemicals--1.2%                   131,900    Westlake Chemical Corporation                                        4,140,341

Commercial Banks--4.4%             69,900    East West Bancorp, Inc.                                              2,898,753
                                   59,850    Mercantile Bank Corporation                                          2,441,880
                                   93,600  ++Texas Capital Bancshares, Inc.                                       1,930,032
                                   78,600    Texas Regional Bancshares, Inc. (Class A)                            2,795,016
                                   60,900    UCBH Holdings, Inc.                                                  2,761,206
                                   68,000  ++Wilshire Bancorp, Inc.                                               2,216,120
                                                                                                            ---------------
                                                                                                                 15,043,007

Commercial Services &              80,800    The Corporate Executive Board Company                                5,420,064
Supplies--5.9%                     79,300  ++CoStar Group Inc.                                                    3,473,340
                                   61,052  ++Education Management Corporation                                     2,023,263
                                  189,200  ++Navigant Consulting, Inc.                                            4,417,820
                                  103,000  ++Resources Connection, Inc.                                           4,672,080
                                                                                                            ---------------
                                                                                                                 20,006,567

Communications Equipment--4.0%    287,900  ++AudioCodes Ltd.                                                      4,232,130
                                  104,900  ++Ditech Communications Corporation                                    1,653,224
                                   91,400  ++SafeNet, Inc.                                                        3,259,324
                                  186,100  ++Tekelec (c)                                                          4,356,601
                                                                                                            ---------------
                                                                                                                 13,501,279

Computers & Peripherals--2.6%     111,000  ++Avid Technology, Inc.                                                6,334,770
                                   64,800  ++Synaptics Incorporated                                               2,488,320
                                                                                                            ---------------
                                                                                                                  8,823,090

Construction Materials--1.1%       47,500    Eagle Materials Inc.                                                 3,722,575

Electronic Equipment               48,600  ++Cogent Inc.                                                          1,631,502
& Instruments--3.1%                93,500    Cognex Corporation                                                   2,412,300
                                   55,800  ++FLIR Systems, Inc.                                                   3,144,330
                                  117,850    National Instruments Corporation                                     3,370,510
                                                                                                            ---------------
                                                                                                                 10,558,642

Energy Equipment &                 54,500  ++Atwood Oceanics, Inc.                                                2,857,435
Services--4.9%                     86,100  ++Cal Dive International, Inc.                                         3,707,466
                                  163,800  ++Grant Prideco, Inc.                                                  3,529,890
                                  522,700  ++Grey Wolf, Inc.                                                      2,874,850
                                  103,100  ++National-Oilwell, Inc.                                               3,732,220
                                                                                                            ---------------
                                                                                                                 16,701,861

Health Care Equipment              72,330  ++Abaxis, Inc.                                                           907,018
& Supplies--8.5%                   44,450  ++Advanced Neuromodulation Systems, Inc.                               1,604,645
                                   58,300  ++Animas Corporation                                                     944,460
                                  114,600  ++ArthroCare Corporation                                               3,468,942
                                   49,400    Cooper Companies, Inc.                                               3,434,782
                                  190,200  ++Cytyc Corporation (c)                                                5,104,968
                                   86,100  ++Immucor, Inc.                                                        2,768,115


MERRILL LYNCH SMALL CAP GROWTH FUND, NOVEMBER 30, 2004


Schedule of Investments (continued)                                         Merrill Lynch Master Small Cap Growth Portfolio

Industry+++                   Shares Held    Common Stocks                                                        Value
Health Care Equipment              96,406  ++Integra LifeSciences Holdings (c)                              $     3,276,840
& Supplies                         91,900  ++Kyphon Inc.                                                          2,211,114
(concluded)                        60,600  ++Ventana Medical Systems, Inc.                                        3,620,850
                                  100,200  ++Vnus Medical Technologies                                            1,503,000
                                                                                                            ---------------
                                                                                                                 28,844,734

Health Care Providers              78,000  ++Amedisys, Inc.                                                       2,567,760
& Services--3.4%                   58,600  ++Centene Corporation                                                  3,135,100
                                  106,193  ++Psychiatric Solutions, Inc.                                          3,456,582
                                   64,100  ++United Surgical Partners International, Inc.                         2,530,027
                                                                                                            ---------------
                                                                                                                 11,689,469

Hotels, Restaurants               104,500  ++LIFE TIME FITNESS, Inc.                                              2,596,825
& Leisure--5.5%                    85,908  ++Red Robin Gourmet Burgers                                            4,411,376
                                  205,800  ++Scientific Games Corporation                                         4,918,620
                                   91,600    Station Casinos, Inc.                                                5,224,864
                                   65,100  ++Texas Roadhouse, Inc. (Class A)                                      1,653,540
                                                                                                            ---------------
                                                                                                                 18,805,225

IT Services--3.3%                  62,300  ++CACI International Inc. (Class A)                                    3,870,699
                                   85,800    Global Payments Inc.                                                 4,732,728
                                   67,800  ++iPayment Holdings, Inc.                                              2,606,232
                                                                                                            ---------------
                                                                                                                 11,209,659

Insurance--1.2%                   105,200  ++ProAssurance Corporation                                             4,108,060

Internet Software                 108,500  ++Digital River, Inc.                                                  4,548,320
& Services--3.9%                   74,200  ++j2 Global Communications, Inc.                                       2,585,870
                                  121,600  ++Jupitermedia Corporation                                             2,039,232
                                    2,500  ++Shopping.com Ltd.                                                       76,553
                                  298,900  ++ValueClick, Inc.                                                     3,855,810
                                                                                                            ---------------
                                                                                                                 13,105,785

Machinery--4.5%                    74,600  ++Actuant Corporation (Class A)                                        3,507,692
                                   74,600    Bucyrus International, Inc.                                          2,946,700
                                   98,000    Joy Global Inc.                                                      3,987,620
                                   75,600    Oshkosh Truck Corporation                                            4,749,192
                                                                                                            ---------------
                                                                                                                 15,191,204

Media--0.2%                        22,500  ++DreamWorks Animation SKG, Inc. (Class A)                               831,600

Metals & Mining--3.2%             141,500  ++Century Aluminum Company                                             3,625,230
                                  210,200  ++Oregon Steel Mills, Inc.                                             3,779,396
                                   84,000    Steel Dynamics, Inc.                                                 3,404,520
                                                                                                            ---------------
                                                                                                                 10,809,146

Oil & Gas--5.3%                    96,300  ++General Maritime Corporation                                         4,376,835
                                  304,200    OMI Corporation (New Shares) (c)                                     6,500,754
                                   51,900  ++Southwestern Energy Company                                          2,849,310
                                   81,800  ++Ultra Petroleum Corp.                                                4,307,588
                                                                                                            ---------------
                                                                                                                 18,034,487

Pharmaceuticals--2.3%             143,700  ++MGI Pharma, Inc. (c)                                                 3,878,463
                                   46,200    Medicis Pharmaceutical (Class A)                                     1,699,698
                                  136,700  ++Salix Pharmaceuticals, Ltd.                                          2,071,005
                                                                                                            ---------------
                                                                                                                  7,649,166

Semiconductors & Semiconductor     82,700  ++Cymer, Inc.                                                          2,515,734
Equipment--5.9%                    97,000  ++FormFactor Inc.                                                      2,338,670
                                  103,500  ++Integrated Circuit Systems, Inc.                                     2,446,740
                                  242,700  ++Kulicke and Soffa Industries                                         1,815,396
                                  154,200  ++Microsemi Corporation                                                2,744,760
                                  117,600  ++Monolithic Power Systems, Inc.                                       1,163,064
                                   58,900  ++PortalPlayer Inc.                                                    1,719,291


MERRILL LYNCH SMALL CAP GROWTH FUND, NOVEMBER 30, 2004


Schedule of Investments (concluded)                                         Merrill Lynch Master Small Cap Growth Portfolio

Industry+++                   Shares Held    Common Stocks                                                        Value
Semiconductors &                  155,100  ++Semtech Corporation                                            $     3,174,897
Semiconductor Equipment           119,900  ++Silicon Image, Inc.                                                  2,014,320
(concluded)                                                                                                 ---------------
                                                                                                                 19,932,872

Software--4.8%                    113,700  ++Altiris, Inc.                                                        3,183,600
                                   83,800  ++MicroStrategy Incorporated (Class A)                                 5,409,290
                                  349,600  ++Opsware, Inc.                                                        2,394,760
                                  129,900  ++Quest Software, Inc.                                                 2,010,852
                                  146,100  ++RSA Security Inc.                                                    3,090,015
                                   13,900  ++Ulticom, Inc.                                                          249,505
                                                                                                            ---------------
                                                                                                                 16,338,022

Specialty Retail--3.2%             12,500  ++Build-A-Bear-Workshop, Inc.                                            367,250
                                  140,800    The Finish Line, Inc.                                                2,590,720
                                   83,450  ++Guitar Center, Inc.                                                  4,037,311
                                   65,400  ++The Men's Wearhouse, Inc.                                            2,069,910
                                   64,600  ++The Pantry, Inc.                                                     1,777,792
                                                                                                            ---------------
                                                                                                                 10,842,983

Textiles, Apparel & Luxury         76,600  ++Deckers Outdoor Corporation (c)                                      3,333,632
Goods--1.0%

Trading Companies                  88,300  ++Beacon Roofing Supply, Inc.                                          1,614,124
& Distributors--3.4%              138,000    Hughes Supply, Inc.                                                  4,537,440
                                  153,300    MSC Industrial Direct Co., Inc. (Class A)                            5,460,546
                                                                                                            ---------------
                                                                                                                 11,612,110

Wireless Telecommunication        200,500  ++Alamosa Holdings, Inc. (c)                                           2,185,450
Services--2.8%                    195,400  ++American Tower Corporation (Class A)                                 3,542,602
                                   67,500  ++SpectraSite, Inc.                                                    3,912,300
                                                                                                            ---------------
                                                                                                                  9,640,352

                                             Total Investments in Common Stocks
                                             (Cost--$249,656,666)--98.6%                                        334,814,952



                               Beneficial
                                 Interest    Short-Term Investments
                             $  5,005,295    Merrill Lynch Liquidity Series, LLC Cash Sweep Series I (a)          5,005,295
                               13,278,150    Merrill Lynch Liquidity Series, LLC Money Market Series (a)(b)      13,278,150

                                             Total Investments in Short-Term Securities
                                             (Cost--$18,283,445)--5.4%                                           18,283,445

Total Investments (Cost--$267,940,111++++)--104.0%                                                              353,098,397
Liabilities in Excess of Other Assets--(4.0%)                                                                  (13,532,179)
                                                                                                            ---------------
Net Assets--100.0%                                                                                          $   339,566,218
                                                                                                            ===============

 (a) Investments in companies considered to be an affiliate of the Portfolio
     (such companies are defined as "Affiliated Companies" in Section
     2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                         Interest/
                                            Net           Dividend
     Affiliate                            Activity          Income

     Merrill Lynch Liquidity Series,
       LLC Cash Sweep Series I           $(9,146,982)      $78,952
     Merrill Lynch Liquidity Series,
       LLC Money Market Series            $ 4,015,575      $ 7,477
     Merrill Lynch Premier
       Institutional Fund                 (3,087,525)      $    94

 (b) Security was purchased with the cash proceeds from securities loans.

 (c) Security, or a portion of security, is on loan.

  ++  Non-income producing security.

++++ The cost and unrealized appreciation/depreciation of investments as of November 30, 2004, as computed for federal income tax purposes, were as follows:

     Aggregate cost                                 $  268,463,850
                                                    ==============
     Gross unrealized appreciation                  $   86,074,675
     Gross unrealized depreciation                     (1,440,128)
                                                    --------------
     Net unrealized appreciation                    $   84,634,547
                                                    ==============


 +++ For Portfolio compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

     See Notes to Financial Statements.


MERRILL LYNCH SMALL CAP GROWTH FUND, NOVEMBER 30, 2004


Statement of Assets and Liabilities                                         Merrill Lynch Master Small Cap Growth Portfolio

As of November 30, 2004
Assets

           Investments in unaffiliated securities, at value (including securities
           loaned of $12,847,724) (identified cost--$249,656,666)                                           $   334,814,952
           Investments in affiliated securities, at value (identified cost--$18,283,445)                         18,283,445
           Cash                                                                                                       3,435
           Receivables:
               Securities sold                                                            $     3,508,919
               Contributions                                                                      447,506
               Dividends                                                                           44,364
               Interest from affiliates                                                            11,028
               Securities lending                                                                   3,802         4,015,619
                                                                                          ---------------
           Prepaid expenses                                                                                           2,904
                                                                                                            ---------------
           Total assets                                                                                         357,120,355
                                                                                                            ---------------

Liabilities

           Collateral on securities loaned, at value                                                             13,278,150
           Payables:
               Securities purchased                                                             3,606,431
               Withdrawals                                                                        608,170
               Investment adviser                                                                  26,103
               Other affiliates                                                                     2,574         4,243,278
                                                                                          ---------------
           Accrued expenses                                                                                          32,709
                                                                                                            ---------------
           Total liabilities                                                                                     17,554,137
                                                                                                            ---------------

Net Assets

           Net assets                                                                                       $   339,566,218
                                                                                                            ===============

Net Assets Consist of

           Investor's capital                                                                               $   254,407,932
           Unrealized appreciation                                                                               85,158,286
                                                                                                            ---------------
           Net Assets                                                                                       $   339,566,218
                                                                                                            ===============

           See Notes to Financial Statements.


MERRILL LYNCH SMALL CAP GROWTH FUND, NOVEMBER 30, 2004


Statement of Operations                                                     Merrill Lynch Master Small Cap Growth Portfolio

For the Six Months Ended November 30, 2004
Investment Income

           Dividends                                                                                        $       345,960
           Interest from affiliates                                                                                  78,952
           Securities lending                                                                                         7,571
                                                                                                            ---------------
           Total income                                                                                             432,483
                                                                                                            ---------------

Expenses

           Investment advisory fees                                                       $     1,082,609
           Accounting services                                                                     75,059
           Professional fees                                                                       21,520
           Custodian fees                                                                          20,715
           Trustees' fees and expenses                                                             11,496
           Printing and shareholder reports                                                         1,477
           Pricing fees                                                                               610
           Other                                                                                    5,525
                                                                                          ---------------
           Total expenses                                                                                         1,219,011
                                                                                                            ---------------
           Investment loss--net                                                                                   (786,528)
                                                                                                            ---------------

Realized & Unrealized Gain--Net

           Realized gain on investments--net                                                                      2,210,730
           Change in unrealized appreciation on investments--net                                                 37,025,809
                                                                                                            ---------------
           Total realized and unrealized gain--net                                                               39,236,539
                                                                                                            ---------------
           Net Increase in Net Assets Resulting from Operations                                             $    38,450,011
                                                                                                            ===============

           See Notes to Financial Statements.


MERRILL LYNCH SMALL CAP GROWTH FUND, NOVEMBER 30, 2004


Statements of Changes in Net Assets                                         Merrill Lynch Master Small Cap Growth Portfolio

                                                                                            For the Six          For the
                                                                                            Months Ended        Year Ended
                                                                                            November 30,         May 31,
Increase (Decrease) in Net Assets:                                                              2004               2004
Operations

           Investment loss--net                                                           $     (786,528)   $   (1,465,800)
           Realized gain--net                                                                   2,210,730        54,926,773
           Change in unrealized appreciation--net                                              37,025,809       (4,207,120)
                                                                                          ---------------   ---------------
           Net increase in net assets resulting from operations                                38,450,011        49,253,853
                                                                                          ---------------   ---------------

Capital Share Transactions

           Proceeds from contributions                                                         51,094,246       100,578,613
           Fair value of withdrawals                                                         (49,991,693)      (73,445,222)
                                                                                          ---------------   ---------------
           Net increase in net assets derived from capital share transactions                   1,102,553        27,133,391
                                                                                          ---------------   ---------------

Net Assets

           Total increase in net assets                                                        39,552,564        76,387,244
           Beginning of period                                                                300,013,654       223,626,410
                                                                                          ---------------   ---------------
           End of period                                                                  $   339,566,218   $   300,013,654
                                                                                          ===============   ===============

           See Notes to Financial Statements.


MERRILL LYNCH SMALL CAP GROWTH FUND, NOVEMBER 30, 2004


Financial Highlights                                                        Merrill Lynch Master Small Cap Growth Portfolio

The following per share data and ratios have been derived    For the Six
from information provided in the financial statements.       Months Ended
                                                             November 30,            For the Year Ended May 31,
Increase (Decrease) in Net Asset Value:                          2004        2004         2003         2002          2001
Total Investment Return**

           Total investment return                             12.60%++       22.37%      (3.59%)      (8.80%)           --
                                                             ==========   ==========   ==========   ==========   ==========

Ratios to Average Net Assets

           Expenses                                               .79%*         .80%         .82%         .81%         .81%
                                                             ==========   ==========   ==========   ==========   ==========
           Investment loss--net                                 (.51%)*       (.55%)       (.53%)       (.49%)       (.36%)
                                                             ==========   ==========   ==========   ==========   ==========

Supplemental Data

           Net assets, end of period (in thousands)          $  339,566   $  300,014   $  223,626   $  241,135   $  231,458
                                                             ==========   ==========   ==========   ==========   ==========
           Portfolio turnover                                    64.56%      148.58%       76.45%      102.99%      136.05%
                                                             ==========   ==========   ==========   ==========   ==========

             * Annualized.

            ** Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

            ++ Aggregate total investment return.

               See Notes to Financial Statements.


MERRILL LYNCH SMALL CAP GROWTH FUND, NOVEMBER 30, 2004



Notes to Financial Statements
Merrill Lynch Master Small Cap Growth Portfolio


1. Significant Accounting Policies:
Merrill Lynch Master Small Cap Growth Portfolio (the "Portfolio") is a portfolio of Mercury Master Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interest in the Trust, subject to certain limitations. The Portfolio's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Portfolio.

(a) Valuation of investments--Equity securities that are held by the Portfolio that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Trust employs pricing services to provide certain securities prices for the Portfolio. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Trust, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trust's Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Portfolio are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Portfolio's net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Trust's Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trust's Board of Trustees.

(b) Derivative financial instruments--The Portfolio may engage in various portfolio investment strategies both to increase the return of the Portfolio and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.



MERRILL LYNCH SMALL CAP GROWTH FUND, NOVEMBER 30, 2004



Notes to Financial Statements (continued)
Merrill Lynch Master Small Cap Growth Portfolio


* Financial futures contracts--The Portfolio may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

* Options--The Portfolio may purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

* Forward foreign exchange contracts--The Portfolio may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--The Portfolio is considered a "pass through entity" for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expense, and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends, and capital gains at various rates. It is intended that the Portfolio's assets will be managed so an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Securities lending--The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio on the next business day. Where the Portfolio receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Portfolio typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Portfolio receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Portfolio may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolio could experience delays and costs in gaining access to the collateral. The Portfolio also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.



MERRILL LYNCH SMALL CAP GROWTH FUND, NOVEMBER 30, 2004



Notes to Financial Statements (concluded)
Merrill Lynch Master Small Cap Growth Portfolio


2. Investment Advisory Agreement and Transactions with Affiliates:
The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee at an annual rate of .70% of the average daily value of the Portfolio's net assets. FAM has entered into a Sub-Advisory Agreement with Merrill Lynch Investment Managers International Limited ("MLIMIL"), an affiliate of FAM, with respect to the Portfolio, pursuant to which MLIMIL may provide investment advisory services with respect to the Portfolio's assets. FAM has agreed to pay MLIMIL a fee in an amount to be determined from time to time by both parties but in no event in excess of the amount that FAM actually receives for providing services to the Trust pursuant to the Investment Advisory Agreement.

The Portfolio has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., or its affiliates. Pursuant to that order, the Portfolio has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Portfolio, invest cash collateral received by the Portfolio for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or its affiliates. For the year ended May 31, 2004, MLIM, LLC received $3,529 in securities lending agent fees.

For the six months ended November 30, 2004, the Portfolio reimbursed FAM $3,260 for certain accounting services.

In addition, MLPF&S received $28,315 in commissions on the execution of portfolio security transactions for the Portfolio for the six months ended November 30, 2004.

Certain officers and/or trustees of the Trust are officers and/or directors of MLIMIL, FAM, PSI, and/or ML & Co.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2004 were $201,157,052 and $191,714,702 respectively.


4. Short-Term Borrowings:
The Portfolio, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Portfolio may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Portfolio pays a commitment fee of .07% per annum based on the Portfolio's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each portfolio's election, the federal funds rate plus .50% or a base rate as defined in the credit agreement. The Portfolio did not borrow under the credit agreement during the six months ended November 30, 2004. On November 26, 2004, the credit agreement was renewed for one year under substantially the same terms.



MERRILL LYNCH SMALL CAP GROWTH FUND, NOVEMBER 30, 2004



Officers And Directors/Trustees


Terry K. Glenn, President and Director/Trustee
David O. Beim, Director/Trustee
James T. Flynn, Director/Trustee
W. Carl Kester, Director/Trustee
Karen P. Robards, Director/Trustee
Ronald J. Zibelli Jr., Vice President and Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Jeffrey Hiller, Chief Compliance Officer
Alice A. Pellegrino, Secretary


Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863


Effective January 1, 2005, Terry K. Glenn will retire as President and Director/Trustee of Merrill Lynch Small Cap Growth Fund. The
Fund's Board of Directors/Trustees wishes Mr. Glenn well in his retirement.

Effective January 1, 2005, Robert C. Doll, Jr. will become President and Director/Trustee of the Fund.



Availability of Quarterly Schedule of Investments


The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



Electronic Delivery


The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information.
To sign up for this service, simply access this Web site at http://www.icsdelivery.com/live and follow the instructions.
When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


MERRILL LYNCH SMALL CAP GROWTH FUND, NOVEMBER 30, 2004


Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies - Not Applicable

Item 8 - Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers - Not Applicable

Item 9 - Submission of Matters to a Vote of Security Holders - Not
Applicable

Item 10 - Controls and Procedures

10(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

10(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - Exhibits attached hereto

11(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

11(a)(2) - Certifications - Attached hereto

11(a)(3) - Not Applicable

11(b) - Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Small Cap Growth Fund of Mercury Funds, Inc. and
Merrill Lynch Master Small Cap Growth Portfolio of Mercury Master
Trust


By:    _/s/ Robert C. Doll, Jr._______
       Robert C. Doll, Jr.,
       President of
       Merrill Lynch Small Cap Growth Fund of Mercury Funds, Inc.
       and Merrill Lynch Master Small Cap Growth Portfolio of
       Mercury Master Trust


Date: January 13, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    _/s/ Robert C. Doll, Jr.________
       Robert C. Doll, Jr.,
       President of
       Merrill Lynch Small Cap Growth Fund of Mercury Funds, Inc.
       and Merrill Lynch Master Small Cap Growth Portfolio of
       Mercury Master Trust


Date: January 13, 2005


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer of
       Merrill Lynch Small Cap Growth Fund of Mercury Funds, Inc.
       and Merrill Lynch Master Small Cap Growth Portfolio of
       Mercury Master Trust


Date: January 13, 2005